TRADE AND NOTES PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
TRADE AND NOTES PAYABLES
Schedule of trade and notes payables

	December 31, 2021	December 31, 2020
		(Restated)
Trade payables	10,946,272	9,976,432
Notes payable	4,559,171	5,467,922
	15,505,443	15,444,354

Schedule of ageing analysis of trade and notes payables

	December 31, 2021	December 31, 2020
		(Restated)
Within 1 year	14,941,793	14,926,948
Between 1 and 2 years	131,152	210,587
Between 2 and 3 years	129,356	119,587
Over 3 years	303,142	187,232

	15,505,443	15,444,354